OTHER ASSETS - Schedule of Other Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Operating lease ROU assets		$ 415,282	$ 493,217
Deferred tax assets		379,759	364,309
Accrued interest receivable		823,572	847,830
Derivative assets at fair value		671,573	1,121,980
Other real estate owned and other repossessed assets		293,188	328,512
Equity method investments		437,212	262,377
MSRs		79,526	90,958
Income tax receivables		395,201	466,422
Prepaid expense		126,415	152,358
Capital markets receivables		275,744	282,926
Miscellaneous assets and receivables		814,990	449,627
Total Other assets	[1],[2]	$ 4,712,462	$ 4,860,516
Operating lease, right-of-use asset, statement of financial position [extensible enumeration]		Total Other assets	Total Other assets

[1]	Includes MSRs of $79.5 million and $91.0 million at December 31, 2025 and December 31, 2024, respectively, for which the Company has elected the FVO.
[2]	The Company has interests in certain Trusts that are considered VIEs for accounting purposes. At December 31, 2025 and December 31, 2024, net LHFI included $21.6 billion and $24.6 billion, Operating leases assets, net included $8.4 billion and $11.7 billion, restricted cash included $668.2 million and $706.6 million, Other assets included $710.7 million and $693.1 million, Borrowings and other debt obligations included $23.6 billion and $26.2 billion, and Other liabilities included $96.1 million and $99.6 million of assets or liabilities, respectively, that were included within VIEs. See Note 8 to these Consolidated Financial Statements for additional information.